Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of derivative fair value through profit or loss and designated as portfolio hedge

	2025			2024
		Fair values			Fair values
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities

Derivatives classified at fair value through profit or loss
Interest rate contracts – Futures	13,651	-	5	347,110	158	-
Foreign currency exchange rate contracts – Futures	2,087,756	288	13,259	701,367	61	1,990
Interest rate contracts – Swaps	3,348	5	-	308,176	19,808	78
Exchange rate contracts – Swaps	1,376,130	4,444	43,715	-	-	-
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	299,542	20,994	2,081	483,493	4,772	16,169
Warrants	23,699	18,898	-	23,645	23,665	-
Call Options	27,000	15,639	-	27,000	27,000	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	256,047	-	4,162	164,752	-	510
Equity - Total Return Swap (TRS)	83,679	4,009	2,747	111,479	-	13,582
Designated as fair value hedge
Interest rate contracts – Swaps	1,079,382	16,471	-	-	-	-
Total	5,250,234	80,748	65,969	2,167,022	75,464	32,329

Schedule of breakdown by maturity of the notional amounts

	2025				2024
	Up to 3 months	3 to 12 months	Over 12 months	Total	Up to 3 months	3 to 12 months	Over 12 months	Total

Interest rate contracts – Futures	-	-	13,651	13,651	305,566	14,521	27,023	347,110
Foreign currency exchange rate contracts – Futures	2,343,803	-	-	2,343,803	866,119	-	-	866,119
Interest rate contracts – Swaps	412,681	384,567	285,482	1,082,730	65,000	-	105,576	170,576
Exchange rate contracts – Swaps	415,507	679,327	281,295	1,376,129	-	-	-	-
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	126,508	173,034	-	299,542	381,493	37,000	-	418,493
Equity - Total Return Swap (TRS)	43,127	16,287	24,266	83,680	9,945	85,043	16,491	111,479
Warrants	-	-	23,699	23,699	-	-	23,645	23,645
Call Options	27,000	-	-	27,000	-	-	27,000	27,000
Forward Contract	-	-	-	-	202,600	-	-	202,600
Total	3,368,626	1,253,215	628,393	5,250,234	1,830,723	136,564	199,735	2,167,022

Schedule of breakdown by maturity of the fair value amounts

	2025			2024
	Up to 12 months	Over 12 months	Total	Up to 12 months	Over 12 months	Total

Assets
Interest rate contracts – Swaps	3,028	13,448	16,476	17,010	2,798	19,808
Interest rate contracts – Futures	-	-	-	158	-	158
Foreign currency exchange rate contracts – Futures	288	-	288	61	-	61
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	20,994	-	20,994	4,772	-	4,772
Exchange rate contracts – Swaps	4,444	-	4,444	-	-	-
Equity - Total Return Swap (TRS)	4,009	-	4,009	-	-	-
Warrants	-	18,898	18,898	-	23,665	23,665
Call Options	15,639	-	15,639	-	27,000	27,000
Total assets	48,402	32,346	80,748	22,001	53,463	75,464

Liabilities
Equity - Total Return Swap (TRS)	2,436	311	2,747	13,020	562	13,582
Interest rate contracts – Swaps	-	-	-	78	-	78
Interest rate contracts – Futures	5	-	5	-	-	-
Foreign currency exchange rate contracts – Futures	17,421	-	17,421	2,500	-	2,500
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	2,081	-	2,081	16,169	-	16,169
Exchange rate contracts – Swaps	27,425	16,290	43,715	-	-	-
Total liabilities	49,368	16,601	65,969	31,767	562	32,329

Schedule of forecast and actual payment of expenses

	2025	2024	2023

Balance at beginning of the year	11,721	(8,254)	(2,610)
Fair value change recognized in OCI during the year	(2,525)	30,248	(29,945)
Total amount reclassified from cash flow hedge reserve to the statement of income during the year	(24,473)	3,132	20,685
to "Customer support and operation"	(1,277)	(1,718)	15,338
to "General and administrative expenses"	4,522	3,807	5,943
to "Other income"	4,540	9,372	233
Effect of changes in exchange rates (OCI)	(32,258)	(8,329)	(829)
Deferred income taxes	7,185	(13,405)	3,616
Balance at end of the year	(8,092)	11,721	(8,254)

Schedule of material future transactions

	2025			2024
	Up to 3 months	3 to 12 months	Total	Total

Expected foreign currency transactions	77,024	228,590	305,613	193,028
Total	77,024	228,590	305,613	193,028

Schedule of corporate and social security taxes

	2025	2024	2023

Balance at beginning of the year	11,029	20,671	(4,876)
Fair value change recognized in OCI during the year	22,504	25,893	59,250
Total amount reclassified from cash flow hedge reserve to the statement of income during the year (note 10)	(29,517)	(35,535)	(33,703)
to "Customer support and operations"	546	(1,040)	(1,372)
to "General and administrative expenses"	(29,211)	(33,669)	(31,183)
to "Marketing expenses"	(852)	(826)	(1,148)
Balance at end of the year	4,016	11,029	20,671

Schedule of expected cash disbursement

	2025				2024
	Up to 1 year	1 to 3 years	Above 3 years	Total	Total

Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	44,302	24,003	18,482	86,787	103,997
Total	44,302	24,003	18,482	86,787	103,997

Schedule of changes in fair value

	2025
	Hedge object	Fair value adjustment to the hedge object		Change in fair value
		Asset	Liability

Interest rate risk
Financial investment at fair value through other comprehensive income	312,871	13,237	-	13,154
Financial investment at amortized cost	848,329	3,883	-	3,899
Total	1,161,200	17,120	-	17,053